CORPORATE RESTRUCTURING COSTS (Tables)	12 Months Ended
Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Restructuring and Related Costs
Changes in the restructuring liability were as follows:

(millions of Canadian $)	Employee Severance	Lease Commitments	Total

Restructuring liability as at December 31, 2015	60	27	87
Restructuring charges	—	44	44
Cash payments	(24)	(8)	(32)
Restructuring liability as at December 31, 2016	36	63	99
Restructuring charges	—	6	6
Cash payments	(27)	(16)	(43)
Restructuring Liability as at December 31, 2017	9	53	62